Label	Element	Value
BNY Mellon High Yield Fund
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	Fund Summary
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund seeks to maximize total return, consisting of capital appreciation and current income.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 15 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 105.22% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	105.22%
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. The Example is based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities that, at the time of purchase, are rated below investment grade ("high yield" or "junk" bonds) or are the unrated equivalent as determined by BSP NY LLC, the fund's sub-adviser. The fund's portfolio may include various types of fixed-income securities, such as corporate bonds and notes, mortgage-related securities, asset-backed securities, floating rate loans (limited to up to 20% of the fund's net assets) and other floating rate securities, zero coupon securities, convertible securities, preferred stock and other debt instruments of U.S. and foreign issuers.

In choosing securities for the fund, the fund's sub-adviser seeks to capture the higher yields offered by junk bonds, while managing credit risk and the volatility caused by interest rate movements. The fund's investment process involves a "top down" approach to security selection. The sub-adviser looks at a variety of factors when assessing a potential investment, including the state of the industry or sector, the company's financial strength, and the company's management. The sub-adviser also looks for companies that are underleveraged, have positive free cash flow, and are self-financing. There are no restrictions on the dollar-weighted average maturity or average effective duration of the fund's portfolio or on the maturities or durations of the individual fixed-income securities the fund may purchase. A bond's maturity is the length of time until the principal must be fully repaid with interest. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

The fund also may invest in collateralized debt obligations (CDOs), which are a type of asset-backed security and include collateralized bond obligations (CBOs) and collateralized loan obligations (CLOs) and other similarly structured securities. CDOs generally issue separate series or "tranches" which vary with respect to collateral, risk and yield. To seek to enhance current income, the fund may engage in a series of purchase and sale contracts or forward roll transactions in which the fund sells a mortgage-related security, for example, to a financial institution and simultaneously agrees to purchase a similar security from the institution at a later date at an agreed upon price. The fund also may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today.

The fund typically will sell a security if the fund's sub-adviser believes it is overvalued from a valuation standpoint, another sector becomes relatively more attractive, and/or the fund's sub-adviser expects fundamentals to deteriorate. In addition, at times, the fund may engage in active and frequent trading, which will increase portfolio turnover.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of the Bloomberg U.S. Universal Index, a broad measure of relevant market performance, and the ICE BofA U.S. High Yield Constrained Index, an index reflecting the market segments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.bny.com/investments
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	During the periods shown in the chart: Best Quarter 2020, Q2: 8.98 Worst Quarter 2020, Q1: (12.63)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/25)
BNY Mellon High Yield Fund | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

BNY Mellon High Yield Fund | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon High Yield Fund | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon High Yield Fund | · Fixed-income market risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Fixed-income market risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund's share price and increase the fund's liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.

BNY Mellon High Yield Fund | · Interest rate risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Interest rate risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield ("junk") bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Interest rate changes may have different effects on the values of mortgage-related securities because of prepayment and extension risks. In addition, the rates on floating rate instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

BNY Mellon High Yield Fund | · Credit risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Credit risk: Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall, lowering the value of the fund's investment in such security. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

BNY Mellon High Yield Fund | · High yield securities risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• High yield securities risk: High yield ("junk") securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

BNY Mellon High Yield Fund | · Mortgage-related securities risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Mortgage-related securities risk: Mortgage-related securities are subject to credit, prepayment and extension risk, and may be more volatile, less liquid and more difficult to price accurately than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market's perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage securities) the market prices for such securities are not guaranteed and will fluctuate. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid causing the fund to purchase new securities at current market rates, which usually will be lower. The loss of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates, known as prepayment risk, can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield and/or cause the fund's share price to fall. When interest rates rise, the effective duration of the fund's mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund's sensitivity to rising interest rates and its potential for price declines.

BNY Mellon High Yield Fund | · Foreign investment risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Foreign investment risk: To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive and less publicly available company information, political and economic instability and differing auditing, accounting and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

BNY Mellon High Yield Fund | · Market risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

BNY Mellon High Yield Fund | · Liquidity risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

BNY Mellon High Yield Fund | · Valuation risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Valuation risk: The price that the fund could receive upon the sale (or other disposition) of an investment may differ from the fund's valuation of the investment, particularly for investments that trade in lower volumes, investments that are valued using a fair valuation methodology or a price provided by an independent pricing service, or during market turmoil or volatility. As a result, the price received upon the sale of an investment may be less than the value ascribed by the fund, and the fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

BNY Mellon High Yield Fund | · Floating rate loan risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Floating rate loan risk: Unlike publicly traded common stocks which trade on national exchanges, there is no central market or exchange for loans to trade. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, particularly in unusual market conditions with a high volume of shareholder redemptions, force the fund to sell other investments or engage in borrowing transactions to raise cash to meet redemption requests and therefore presents a risk that the fund may incur losses in order to timely honor redemptions. The secondary market for floating rate loans also may be subject to irregular trading activity, restrictions on resale and wide bid/ask spreads. The lack of an active trading market for certain floating rate loans may impair the ability of the fund to realize full value in the event of the need to sell a floating rate loan and may make it difficult to value such loans. There may be less readily available, reliable information about certain floating rate loans than is the case for many other types of securities, and the fund's portfolio managers may be required to rely primarily on their own evaluation of a borrower's credit quality rather than on any available independent sources. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer's obligations in the event of non-payment of scheduled interest or principal or may be difficult to readily liquidate. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by bankruptcy or other insolvency laws with respect to its ability to realize the benefits of the collateral securing a loan. The floating rate loans in which the fund may invest typically will be below investment grade quality and, like other below investment grade securities, are inherently speculative. As a result, the risks associated with such floating rate loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured. Newly originated loans (including restructured or reissued loans) may possess lower levels of credit document protection than historically has been the case. Accordingly, in the event of a default, the fund could potentially experience lower levels of recovery than has historically been the norm.

BNY Mellon High Yield Fund | · CDOs risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• CDOs risk: The risks of an investment in a CDO, including a CBO or CLO, depend largely on the type of the collateral and the tranche of the CDO in which the fund invests. CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default, market anticipation of defaults, as well as aversion to CDO securities as an asset class. In addition to the normal risks associated with credit-related securities discussed elsewhere in this prospectus (e.g., interest rate risk and default risk), investments in CDOs may be more volatile, less liquid and more difficult to price than other types of investments.

BNY Mellon High Yield Fund | · Issuer risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	• Issuer risk: A security's market value may decline for a number of reasons which directly relate to the issuer, or to factors that affect the issuer's industry.
BNY Mellon High Yield Fund | · Portfolio turnover risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	• Portfolio turnover risk: The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the fund's after-tax performance.
BNY Mellon High Yield Fund | · Management risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	• Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.
BNY Mellon High Yield Fund | Bloomberg U.S. Universal Index reflects no deductions for fees, expenses or taxes
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg U.S. Universal Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.58%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.06%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.44%
BNY Mellon High Yield Fund | ICE BofA U.S. High Yield Constrained Index reflects no deductions for fees, expenses or taxes
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.50%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.50%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.44%
BNY Mellon High Yield Fund | A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPLTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.96%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.95%
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 543
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	739
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	952
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,564
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	543
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	739
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	952
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,564
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	8.98%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(12.63%)
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.31%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.83%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.80%
Annual Return [Percent]	oef_AnnlRtrPct	12.71%
Annual Return [Percent]	oef_AnnlRtrPct	7.12%
Annual Return [Percent]	oef_AnnlRtrPct	(4.05%)
Annual Return [Percent]	oef_AnnlRtrPct	14.42%
Annual Return [Percent]	oef_AnnlRtrPct	4.77%
Annual Return [Percent]	oef_AnnlRtrPct	4.33%
Annual Return [Percent]	oef_AnnlRtrPct	(11.76%)
Annual Return [Percent]	oef_AnnlRtrPct	12.26%
Annual Return [Percent]	oef_AnnlRtrPct	7.71%
Annual Return [Percent]	oef_AnnlRtrPct	8.11%
BNY Mellon High Yield Fund | A | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns after taxes on distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.28%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.31%
BNY Mellon High Yield Fund | A | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns after taxes on distributions and sale of fund shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.90%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.00%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.55%
BNY Mellon High Yield Fund | C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTHIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.71%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 273
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	536
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	923
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,009
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	536
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	923
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,009
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.31%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.00%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.49%
BNY Mellon High Yield Fund | I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DLHRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.71%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	871
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	224
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	390
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 871
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	returns before taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.18%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.04%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.53%

[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
[2]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has agreed in its investment management agreement with the fund to: (1) pay all of the fund's expenses, except management fees, Rule 12b-1 fees and certain other expenses, including the fees and expenses of the non-interested board members and their counsel, and (2) reduce its fees pursuant to the investment management agreement in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and their counsel (in the amount of .01% for the past fiscal year). These provisions in the investment management agreement may not be amended without the approval of the fund's shareholders.